Quarterly Report
March 31, 2020
MFS®  Institutional International
Equity Fund

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 1.1%
MTU Aero Engines Holding AG	291,747	$42,741,722
Rolls-Royce Holdings PLC	13,550,199	57,024,641
		$99,766,363
Airlines – 0.8%
Ryanair Holdings PLC, ADR (a)	1,329,160	$70,565,104
Alcoholic Beverages – 4.5%
Ambev S.A., ADR	13,128,554	$30,195,674
Carlsberg Group	599,197	68,142,272
Diageo PLC	4,728,619	151,451,391
Pernod Ricard S.A.	1,096,966	156,031,207
		$405,820,544
Apparel Manufacturers – 2.7%
Compagnie Financiere Richemont S.A.	1,266,285	$69,398,259
LVMH Moet Hennessy Louis Vuitton SE	456,486	169,445,545
		$238,843,804
Automotive – 0.8%
DENSO Corp.	1,145,700	$37,008,589
Koito Manufacturing Co. Ltd.	1,113,000	37,666,168
		$74,674,757
Broadcasting – 0.5%
WPP Group PLC	5,967,370	$40,659,875
Brokerage & Asset Managers – 1.1%
Deutsche Boerse AG	694,533	$95,406,792
Business Services – 6.1%
Capgemini	754,116	$63,794,177
Compass Group PLC	7,144,513	111,630,235
Experian PLC	6,541,640	182,107,394
Randstad Holding N.V.	1,876,164	66,287,935
Tata Consultancy Services Ltd.	5,114,642	122,566,778
		$546,386,519
Computer Software – 4.7%
Check Point Software Technologies Ltd. (a)	1,222,938	$122,954,186
Dassault Systemes S.A.	351,233	52,086,740
SAP SE	2,148,068	246,712,420
		$421,753,346
Computer Software - Systems – 2.9%
Amadeus IT Group S.A.	3,021,350	$143,288,868
Hitachi Ltd.	3,972,400	115,635,913
		$258,924,781
Conglomerates – 0.6%
Smiths Group PLC	3,338,664	$50,544,646
Consumer Products – 5.8%
Beiersdorf AG	1,837,311	$186,952,763
Essity AB	3,010,434	92,833,696
L’Oréal S.A.	429,423	112,717,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	1,696,103	$130,171,912
		$522,675,921
Containers – 0.4%
Amcor Ltd.	4,203,619	$34,099,410
Electrical Equipment – 3.9%
Legrand S.A.	1,290,789	$82,945,663
Schneider Electric SE	3,166,911	272,666,500
		$355,612,163
Electronics – 5.7%
Hoya Corp.	2,940,300	$250,098,711
Kyocera Corp.	2,314,700	137,267,569
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,613,062	124,878,233
		$512,244,513
Energy - Integrated – 2.0%
Eni S.p.A.	6,063,141	$61,300,969
Galp Energia SGPS S.A.	4,165,120	47,554,316
Suncor Energy, Inc.	4,694,104	74,916,205
		$183,771,490
Food & Beverages – 5.8%
Danone S.A.	1,827,804	$117,883,581
Nestle S.A.	3,956,861	407,826,634
		$525,710,215
Food & Drug Stores – 0.8%
Tesco PLC	26,800,931	$75,893,857
Insurance – 4.6%
AIA Group Ltd.	29,993,889	$269,834,067
Zurich Insurance Group AG	410,161	145,590,311
		$415,424,378
Internet – 0.5%
Tencent Holdings Ltd.	863,100	$42,086,113
Machinery & Tools – 3.6%
Daikin Industries Ltd.	1,319,700	$160,932,209
Fanuc Ltd.	153,100	20,761,614
Kubota Corp.	8,563,600	109,540,642
SMC Corp.	74,900	31,972,718
		$323,207,183
Major Banks – 1.8%
Barclays PLC	27,939,403	$32,463,142
UBS Group AG	13,643,688	127,520,046
		$159,983,188
Medical & Health Technology & Services – 0.2%
Alcon, Inc. (a)	430,240	$21,956,019
Medical Equipment – 6.4%
EssilorLuxottica	907,774	$97,939,702
Olympus Corp.	13,207,500	190,616,315
QIAGEN N.V. (a)	1,932,493	78,425,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	6,100,100	$209,779,240
		$576,760,316
Metals & Mining – 0.9%
Rio Tinto PLC	1,788,946	$82,117,528
Natural Gas - Distribution – 0.9%
ENGIE S.A.	8,041,011	$83,177,361
Other Banks & Diversified Financials – 5.0%
DBS Group Holdings Ltd.	6,535,651	$85,388,567
Housing Development Finance Corp. Ltd.	3,484,910	74,429,144
ING Groep N.V.	9,342,119	48,934,604
Intesa Sanpaolo S.p.A.	48,163,055	78,614,417
Julius Baer Group Ltd.	1,648,658	56,286,847
KBC Group N.V.	2,386,752	110,141,530
		$453,795,109
Pharmaceuticals – 11.3%
Bayer AG	2,819,956	$165,532,114
Merck KGaA	1,046,260	108,489,349
Novartis AG	2,151,197	177,785,762
Novo Nordisk A.S., “B”	3,366,578	203,488,704
Roche Holding AG	1,100,148	357,673,541
		$1,012,969,470
Printing & Publishing – 1.9%
RELX PLC	2,496,974	$53,527,940
RELX PLC	5,337,547	114,866,743
		$168,394,683
Railroad & Shipping – 2.0%
Canadian National Railway Co.	2,361,127	$183,294,289
Restaurants – 1.0%
Yum China Holdings, Inc.	2,217,491	$94,531,641
Specialty Chemicals – 6.8%
Akzo Nobel N.V.	1,788,201	$117,889,616
L'Air Liquide S.A.	2,164,264	277,408,892
Linde PLC	538,517	97,172,431
Shin-Etsu Chemical Co. Ltd.	492,500	48,811,121
Sika AG	414,077	68,511,704
		$609,793,764
Specialty Stores – 0.3%
Hermes International	34,476	$23,811,248
Tobacco – 1.0%
Japan Tobacco, Inc.	4,891,200	$90,538,368
Total Common Stocks		$8,855,194,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.28% (v)	109,193,910	$109,215,749

Other Assets, Less Liabilities – 0.4%		38,102,627
Net Assets – 100.0%		$9,002,513,134
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $109,215,749 and $8,855,194,758, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$1,509,908,166	$—	$1,509,908,166
Japan	—	1,440,629,177	—	1,440,629,177
Switzerland	—	1,432,549,123	—	1,432,549,123
United Kingdom	—	1,082,459,304	—	1,082,459,304
Germany	—	924,260,219	—	924,260,219
Denmark	271,630,976	—	—	271,630,976
Hong Kong	—	269,834,067	—	269,834,067
Canada	258,210,494	—	—	258,210,494
Netherlands	—	233,112,155	—	233,112,155
Other Countries	528,513,405	904,087,672	—	1,432,601,077
Mutual Funds	109,215,749	—	—	109,215,749
Total	$1,167,570,624	$7,796,839,883	$—	$8,964,410,507
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$63,776,839	$976,034,800	$930,595,283	$7,849	$(8,456)	$109,215,749
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,347,108	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
France	16.8%
Japan	16.0%
Switzerland	15.9%
United Kingdom	12.0%
Germany	10.3%
United States	3.1%
Denmark	3.0%
Hong Kong	3.0%
Canada	2.9%
Other Countries	17.0%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.